Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
168,686	iShares 20+ Year Treasury Bond ETF	$17,281,880	2.0
345,210	iShares MSCI EAFE Small-Cap ETF	16,839,344	1.9

	Total Exchange-Traded Funds
	(Cost $48,771,238)	34,121,224	3.9

MUTUAL FUNDS: 95.4%
	Affiliated Investment Companies: 95.4%
8,419,375	Voya Emerging Markets Index Portfolio - Class P2	77,121,478	8.9
19,050,233	Voya International Index Portfolio - Class P2	162,307,985	18.7
3,430,985	Voya Russell Mid Cap Index Portfolio - Class P2	34,652,944	4.0
4,329,334	Voya Russell Small Cap Index Portfolio - Class P2	52,255,058	6.0
4,079,620	Voya U.S. Bond Index Portfolio - Class P2	36,920,565	4.2
31,031,369	Voya U.S. Stock Index Portfolio - Class P2	465,780,851	53.6

	Total Mutual Funds
	(Cost $1,022,433,316)	829,038,881	95.4

	Total Investments in Securities (Cost $1,071,204,554)	$863,160,105	99.3
	Assets in Excess of Other Liabilities	6,017,485	0.7
	Net Assets	$869,177,590	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,121,224	$–	$–	$34,121,224
Mutual Funds	829,038,881	–	–	829,038,881
Total Investments, at fair value	$863,160,105	$–	$–	$863,160,105
Other Financial Instruments+
Futures	5,343,826	–	–	5,343,826
Total Assets	$868,503,931	$–	$–	$868,503,931

Liabilities Table
Other Financial Instruments+
Futures	$(3,774,979)	$–	$–	$(3,774,979)
Total Liabilities	$(3,774,979)	$–	$–	$(3,774,979)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$96,055,358	$39,384,962	$(23,349,832)	$(34,969,011)	$77,121,478	$2,015,997	$(1,535,298)	$3,376,602
Voya International Index Portfolio - Class P2	220,469,948	51,943,013	(40,242,785)	(69,862,191)	162,307,985	7,186,999	(1,518,646)	-
Voya Russell Mid Cap Index Portfolio - Class P2	44,624,686	8,807,446	(3,743,442)	(15,035,746)	34,652,944	433,231	538,546	3,079,544
Voya Russell Small Cap Index Portfolio - Class P2	64,963,157	17,328,730	(6,043,557)	(23,993,272)	52,255,058	562,338	1,241,381	5,033,126
Voya U.S. Bond Index Portfolio - Class P2	33,282,854	38,743,091	(31,815,865)	(3,289,515)	36,920,565	646,619	(3,203,238)	-
Voya U.S. Stock Index Portfolio - Class P2	623,334,139	144,304,028	(88,362,612)	(213,494,704)	465,780,851	267,090	24,760,186	46,635,425
	$1,082,730,142	$300,511,270	$(193,558,093)	$(360,644,439)	$829,038,881	$11,112,274	$20,282,931	$58,124,697

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	203	12/16/22	$16,948,470	$(2,474,003)
U.S. Treasury 2-Year Note	27	12/30/22	5,545,547	(84,636)
U.S. Treasury Ultra Long Bond	132	12/20/22	18,084,000	(1,216,340)
			$40,578,017	$(3,774,979)
Short Contracts:
MSCI EAFE Index	(102)	12/16/22	(8,469,060)	931,586
S&P 500® E-Mini	(167)	12/16/22	(30,072,525)	4,412,240
			$(38,541,585)	$5,343,826

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,075,437,001.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,343,826
Gross Unrealized Depreciation	(216,051,875)
Net Unrealized Depreciation	$(210,708,049)